Income Taxes (Tables)	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Reconciliation of Income Taxes Computed Using U.S. Federal Statutory Rate to Amount Reflected in the Accompanying Consolidated Statement of Operations

A reconciliation of income taxes computed using the 21% U.S. federal statutory rate to the amount reflected in the accompanying consolidated statements of operations for the years ended December 31, 2018 and 2017 is as follows (in thousands):

	2018	2017
Income tax benefit (expense) at federal statutory rate	$2,328	$(2,535)
Non-deductible expenses	17	5
Impact of change in statutory rate	—	(345)
Change in valuation allowance	(2,311)	28,384
Section 382 limitation	—	(25,509)
Other	(35)	—

Provision for income taxes	$—	$—

Effects of Temporary Differences and Carryforwards that Give Rise to Deferred Tax Assets (Liabilities)

The Company accounts for income taxes whereby deferred taxes are provided on temporary differences arising from assets and liabilities whose basis are different for financial reporting and income tax purposes. The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and liabilities at December 31, 2018 and 2017 are as follows (in thousands):

	2018	2017
Federal net operating loss carryforward	$10,876	$9,075
Accrued interest to related parties, not deductible until paid	335	60
Accrued expenses	—	19
Basis of intangible assets	221	266
Valuation allowance	(3,950)	(1,639)

Total deferred tax assets	7,481	7,781

Basis of property, plant and equipment	7,447	7,741
Prepaid expenses	34	40

Total deferred tax liabilities	7,481	7,781

Net deferred taxes	$—	$—